Income Tax - Summary of Breakdown of Deferred Tax (Detail) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 43,428	$ 98,931	$ 58,724
Total deferred tax liabilities	(226,686)	(215,911)	(154,372)
Total Net deferred tax	(183,258)	(116,980)	(95,648)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	39,028	14,701	5,344
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1,637	1,629	937
Property, plant and equipment [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(156,554)	(144,900)	(110,704)
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	2,763	82,601	52,443
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(66,056)	(67,107)	(38,177)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (4,076)	$ (3,904)	$ (5,491)